Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets	12 Months Ended
Mar. 31, 2013
Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets

(20) Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets

The allowances for trade receivable, finance subsidiaries-receivables and other assets for the years ended March 31, 2011, 2012 and 2013 are set forth in the following table:

	Yen (millions)
		Additions	Deductions
	Balance at beginning of year	Charged to costs and expenses	Bad debts written off	Foreign currency translation	Balance at end of year
March 31, 2011:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥8,555	¥3,625	¥3,849	¥(427)	¥7,904

Finance subsidiaries-receivables
Allowance for credit losses	¥35,823	¥10,146	¥18,302	¥(2,777)	¥24,890
Allowance for losses on lease residual values	9,253	3,159	4,611	(576)	7,225

	¥45,076	¥13,305	¥22,913	¥(3,353)	¥32,115

Other assets
Allowance for doubtful accounts	¥9,319	¥15,839	¥1,734	¥(149)	¥23,275

March 31, 2012:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,904	¥3,773	¥3,858	¥(526)	¥7,293

Finance subsidiaries-receivables
Allowance for credit losses	¥24,890	¥11,625	¥15,484	¥(415)	¥20,616
Allowance for losses on lease residual values	7,225	1,407	2,954	(312)	5,366

	¥32,115	¥13,032	¥18,438	¥(727)	¥25,982

Other assets
Allowance for doubtful accounts	¥23,275	¥1,293	¥1,311	¥(221)	¥23,036

March 31, 2013:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,293	¥2,810	¥2,721	¥503	¥7,885

Finance subsidiaries-receivables
Allowance for credit losses	¥20,616	¥9,234	¥13,198	¥1,176	¥17,828
Allowance for losses on lease residual values	5,366	825	3,178	341	3,354

	¥25,982	¥10,059	¥16,376	¥1,517	¥21,182

Other assets
Allowance for doubtful accounts	¥23,036	¥687	¥1,063	¥94	¥22,754